Stock-Based Compensation - Compensation Expense Relating to Restricted Awards (Detail) (Restricted Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award compensation expense	$ 41,636	$ 41,341	$ 44,583
Income tax benefit	$ 14,710	$ 16,206	$ 17,833